Iman Fund

Schedule of Investments

February 28, 2021 (Unaudited)

(Classifications are based on the North American Industry Classificiation System)

Shares		Value
	COMMON STOCKS - 99.5%
	Advertising, Public Relations, and Related Services - 0.9%
27,000	ContextLogic, Inc. - Class A (a)	$529,470
1,080	The Trade Desk, Inc. - Class A (a)	869,821

		1,399,291

	Animal Slaughtering and Processing - 0.4%
4,875	Beyond Meat, Inc. (a)	709,215

	Automobile Dealers - 1.6%
5,460	Carvana Co. (a)	1,547,910
22,300	Vroom, Inc. (a)	986,775

		2,534,685

	Basic Chemical Manufacturing - 0.9%
45,900	Abcam Plc - ADR (a)(b)	1,093,797
1,050	Air Products and Chemicals, Inc.	268,401

		1,362,198

	Building Equipment Contractors - 1.1%
17,370	EMCOR Group, Inc.	1,691,317

	Business Support Services - 1.3%
31,900	Farfetch Ltd. - Class A (a)(b)	2,101,572

	Clothing Stores - 0.4%
2,630	Ross Stores, Inc.	306,763
5,900	The TJX Companies, Inc.	389,341

		696,104

	Communications Equipment Manufacturing - 4.5%
47,220	Apple, Inc.	5,725,897
34,400	Calix, Inc. (a)	1,359,144

		7,085,041

	Computer and Peripheral Equipment Manufacturing - 0.8%
9,300	Omnicell, Inc. (a)	1,180,170

	Computer Systems Design and Related Services - 3.9%
16,539	Absolute Software Corp. (b)	251,228
6,130	EPAM Systems, Inc. (a)	2,290,229
4,440	Okta, Inc. (a)	1,160,838
4,490	ServiceNow, Inc. (a)	2,395,235

		6,097,530

	Couriers and Express Delivery Services - 1.3%
10,400	Ferrari NV (b)	2,052,752

	Cut and Sew Apparel Manufacturing - 3.0%
29,900	Canada Goose Holdings, Inc. (a)(b)	1,340,417
3,395	Cintas Corp.	1,101,134
7,105	Lululemon Athletica, Inc. (a)	2,214,487

		4,656,038

	Data Processing, Hosting, and Related Services - 0.7%
12,800	Ceridian HCM Holding, Inc. (a)	1,147,648

	Direct Selling Establishments - 0.4%
3,305	DoorDash, Inc. - Class A (a)	560,164

	Electronic Shopping and Mail-Order Houses - 3.1%
5,345	Chewy, Inc. - Class A (a)	542,838
5,380	Pinduoduo, Inc. - ADR (a)(b)	920,841
22,800	Stitch Fix, Inc. - Class A (a)	1,739,868
6,000	Wayfair, Inc. - Class A (a)	1,733,880

		4,937,427

	Employment Services - 0.8%
5,990	Teladoc Health, Inc. (a)	1,324,329

	Footwear Manufacturing - 0.3%
3,700	NIKE, Inc. - Class B	498,686

	Industrial Machinery Manufacturing - 1.7%
4,765	ASML Holding NV - ADR (b)	2,702,184

	Machinery, Equipment, and Supplies Merchant Wholesalers - 0.7%
23,200	Fastenal Co.	1,075,784

	Medical and Diagnostic Laboratories - 1.0%
10,900	CareDx, Inc. (a)	861,972
5,030	Guardant Health, Inc. (a)	740,315

		1,602,287

	Medical Equipment and Supplies Manufacturing - 5.3%
18,100	AtriCure, Inc. (a)	1,181,387
90,200	Cerus Corp. (a)	553,828
1,890	DexCom, Inc. (a)	751,804
40,100	GenMark Diagnostics, Inc. (a)	783,955
19,400	Globus Medical, Inc. - Class A (a)	1,212,500
2,590	Intuitive Surgical, Inc. (a)	1,908,312
57,700	SeaSpine Holdings Corp. (a)	1,091,684
28,400	SI-BONE, Inc. (a)	891,476

		8,374,946

	Metal Ore Mining - 2.3%
19,500	Agnico Eagle Mines Ltd. (b)	1,089,465
146,400	Alamos Gold, Inc. - Class A (b)	1,039,440
39,800	Wheaton Precious Metals Corp. (b)	1,422,452

		3,551,357

	Miscellaneous Durable Goods Merchant Wholesalers - 0.1%
435	Pool Corp.	145,625

	Motor Vehicle and Motor Vehicle Parts and Supplies Merchant Wholesalers - 0.8%
11,600	Copart, Inc. (a)	1,266,256

	Motor Vehicle Manufacturing - 0.9%
2,040	Tesla, Inc. (a)	1,378,020

	Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 5.2%
17,800	BioLife Solutions, Inc. (a)	698,294
2,445	IDEXX Laboratories, Inc. (a)	1,271,816
6,175	Masimo Corp. (a)	1,548,258
17,865	MKS Instruments, Inc.	2,945,938
28,200	Onto Innovation, Inc. (a)	1,761,372

		8,225,678

	Nursing Care Facilities - 0.8%
14,638	Ensign Group, Inc.	1,200,609

	Office Administrative Services - 0.8%
8,985	Cardlytics, Inc. (a)	1,189,884

	Offices of Physicians - 0.4%
4,555	Novocure Ltd. - (a)(b)	679,150

	Offices of Real Estate Agents and Brokers - 3.0%
37,200	eXp World Holdings, Inc. (a)	2,246,508
16,800	Redfin Corp. (a)	1,272,432
7,035	Zillow Group, Inc. - Class C (a)	1,134,957

		4,653,897

	Other Ambulatory Health Care Services - 0.4%
10,500	Ontrak, Inc. (a)	618,870

	Other General Purpose Machinery Manufacturing - 0.5%
4,180	IDEX Corp.	815,811

	Other Information Services - 5.5%
885	CoStar Group, Inc. (a)	729,027
15,235	Facebook, Inc. - Class A (a)	3,924,841
17,500	Pinterest, Inc. - Class A (a)	1,410,150
33,500	Twitter, Inc. (a)	2,581,510

		8,645,528

	Other Schools & Instruction - 1.7%
34,400	TAL Education Group - ADR (a)(b)	2,667,376

	Other Telecommunications - 2.1%
3,700	ResMed, Inc.	713,286
4,090	RingCentral, Inc. - Class A (a)	1,546,675
2,925	Zoom Video Communications, Inc. - Class A (a)	1,092,809

		3,352,770

	Other Transit & Ground Passenger Transportation - 2.6%
16,400	Lyft, Inc. (a)	913,480
60,200	Uber Technologies, Inc. (a)	3,115,350

		4,028,830

	Pharmaceutical and Medicine Manufacturing - 4.7%
5,955	10X Genomics, Inc. - Class A (a)	1,059,930
4,490	Illumina, Inc. (a)	1,972,951
11,960	Johnson & Johnson	1,895,182
1,790	Regeneron Pharmaceuticals, Inc. (a)	806,520
8,920	Schrodinger Inc. (a)	914,122
2,700	Vertex Pharmaceuticals, Inc. (a)	573,885
665	West Pharmaceutical Services, Inc.	186,632

		7,409,222

	Scheduled Air Transportation - 0.5%
12,300	CryoPort, Inc. (a)	731,112

	Scientific Research and Development Services - 1.0%
5,800	Exact Sciences Corp. (a)	789,496
11,500	NanoString Technologies, Inc. (a)	802,585

		1,592,081

	Semiconductor & Other Electronic Component Manufacturing - 11.8%
8,200	Advanced Micro Devices, Inc. (a)	692,982
2,300	Alphabet, Inc. - Class A (a)	4,650,393
1,800	Lam Research Corp.	1,020,942
35,500	Marvell Technology Group Ltd. - ADR (b)	1,713,940
71,100	NeoPhotonics Corp. (a)	683,271
5,885	NVIDIA Corp.	3,228,393
28,400	Taiwan Semiconductor Manufacturing Co Ltd. - ADR (b)	3,576,696
11,560	Texas Instruments, Inc.	1,991,441

		17,558,058

	Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 1.0%
5,625	The Estee Lauder Companies Inc.	1,607,962

	Software Publishers - 18.3%
4,700	Adobe, Inc. (a)	2,160,449
1,320	ANSYS, Inc. (a)	450,107
7,220	Appfolio, Inc. - Class A (a)	1,184,224
12,030	Appian Corp. (a)	2,067,957
8,310	Cadence Design Systems, Inc. (a)	1,172,458
2,275	Coupa Software, Inc. (a)	787,741
3,315	DocuSign, Inc. (a)	751,378
1,970	HubSpot, Inc. (a)	1,014,550
2,640	Intuit, Inc.	1,029,970
24,475	Microsoft Corp.	5,687,501
1,335	MongoDB, Inc. (a)	515,217
8,900	Salesforce.com, Inc. (a)	1,926,850
2,685	Shopify, Inc. - Class A (a)(b)	3,439,404
22,900	Snap, Inc. - Class A (a)	1,503,614
6,040	Splunk, Inc. (a)	863,780
5,970	Twilio, Inc. - Class A (a)	2,345,494
8,470	Veeva Systems, Inc. - Class A (a)	2,372,532
32,900	ZoomInfo Technologies, Inc. - Class A (a)	1,724,618

		30,997,844

	TOTAL COMMON STOCKS (Cost $122,850,193)	156,105,308

	Total Investments (Cost $122,850,193) - 99.5%	156,105,308
	Other Assets in Excess of Liabilities - 0.5%	829,970

	TOTAL NET ASSETS - 100.0%	$156,935,278

Percentages are stated as a percent of net assets.

ADR American Depository Receipt

PLC	Public Limited Company

(a)	Non Income Producing Security

(b)	Foreign Issued Security

Summary of Fair Value Exposure at February 28, 2021 (Unaudited)

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities the Fund has the ability to access

Level 2 - Other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar instruments in markets that are not active, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

Inputs that are used in determining a fair value of an investment may include price information, credit data, volatility statistics and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment or similar investments in the marketplace. The inputs will be considered by the Adviser, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, they may be classified as Level 3 investments due to lack of market transparanecy and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant asumptions by the Adviser. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks	$156,105,308	$—	$—	$156,105,308
REIT		—	—	$—

Total*	$156,105,308	$—	$—	$156,105,308

*	Additional information regarding the industry and/or geographical classification of these investments is disclosed in the Schedule of Investments.

The Fund did not hold any investments during the period ended February 28, 2021 with significant unobservable inputs which would be classified as Level 3. The Fund did not hold any derivative instruments during the reporting period.